UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Dow 30SM Enhanced Premium & Income Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Dow 30sm Enhanced Premium & Income Fund Inc.  (DPO)

September 30, 2013

Shares	Description (1)			Value
	LONG-TERM INVESTMENTS - 98.4%
	Common Stocks - 96.7%
	Aerospace & Defense - 9.2%
145,000	Boeing Company			$17,037,500
145,000	United Technologies Corporation			15,633,900
	Total Aerospace & Defense			32,671,400
	Beverages - 1.6%
145,000	Coca-Cola Company			5,492,600
	Capital Markets - 6.5%
145,000	Goldman Sachs Group, Inc.			22,940,450
	Chemicals - 2.4%
145,000	E.I. Du Pont de Nemours and Company			8,491,200
	Communications Equipment - 1.0%
145,000	Cisco Systems, Inc.			3,395,900
	Consumer Finance - 3.1%
145,000	American Express Company			10,950,400
	Diversified Financial Services - 2.1%
145,000	JPMorgan Chase & Co.			7,495,050
	Diversified Telecommunication Services - 3.3%
145,000	AT&T Inc.			4,903,900
145,000	Verizon Communications Inc.			6,765,700
	Total Diversified Telecommunication Services			11,669,600
	Food & Staples Retailing - 3.0%
145,000	Wal-Mart Stores, Inc.			10,724,200
	Health Care Providers & Services - 2.9%
145,000	UnitedHealth Group Incorporated			10,383,450
	Hotels, Restaurants & Leisure - 4.0%
145,000	McDonald’s Corporation			13,950,450
	Household Products - 3.1%
145,000	Procter & Gamble Company			10,960,550
	Industrial Conglomerates - 5.9%
145,000	3M Co.			17,314,450
145,000	General Electric Company			3,464,050
	Total Industrial Conglomerates			20,778,500
	Insurance - 3.5%
145,000	Travelers Companies, Inc.			12,291,650
	IT Services - 15.4%
145,000	International Business Machines Corporation (IBM)			26,851,100
145,000	Visa Inc.			27,709,500
	Total IT Services			54,560,600
	Machinery - 3.4%
145,000	Caterpillar Inc.			12,088,650
	Media - 2.6%
145,000	Walt Disney Company			9,351,050
	Metals & Mining - 0.1%
50,000	Alcoa Inc.			406,000
	Oil, Gas & Consumable Fuels - 8.5%
145,000	Chevron Corporation			17,617,500
145,000	Exxon Mobil Corporation			12,475,800
	Total Oil, Gas & Consumable Fuels			30,093,300
	Pharmaceuticals - 6.7%
145,000	Johnson & Johnson			12,570,050
145,000	Merck & Company Inc.			6,903,450
145,000	Pfizer Inc.			4,162,950
	Total Pharmaceuticals			23,636,450
	Semiconductors & Equipment - 0.9%
145,000	Intel Corporation			3,323,400
	Software - 1.4%
145,000	Microsoft Corporation			4,829,950
	Specialty Retail - 3.1%
145,000	Home Depot, Inc.			10,998,250
	Textiles, Apparel & Luxury Goods - 3.0%
145,000	Nike, Inc., Class B			10,532,800
	Total Common Stocks (cost $276,633,394)			342,015,850

Shares	Description (1)			Value
	Exchange-Traded Funds - 1.7%
40,000	SPDR Dow Jones Industrial Average ETF Trust			$6,039,600
	Total Exchange-Traded Funds (cost $6,107,359)			6,039,600
	Total Long-Term Investments (cost $282,740,753)			348,055,450

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 2.3%
	U.S. Government and Agency Obligations - 0.8%
$ 3,000	U.S. Treasury Bills, (2)	0.000%	2/13/14	$2,999,832
	Repurchase Agreements - 1.5%
5,124	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $5,123,958, collateralized by $5,220,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $5,230,310	0.000%	10/01/13	5,123,958
	Total Short-Term Investments (cost $8,123,199)			8,123,790
	Total Investments (cost $290,863,952) - 100.7%			356,179,240
	Other Assets Less Liabilities - (0.7)% (3)			(2,597,422)
	Net Assets - 100%			$353,581,818

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
(380)	3M Co.	$ (4,712,000)	10/19/13	$124.0000	$ (5,960)
(500)	3M Co.	(5,858,370)	10/19/13	117.1674	(126,635)
(500)	Alcoa Inc.	(401,370)	10/19/13	8.0274	(8,754)
(380)	American Express Company	(3,006,613)	10/19/13	79.1214	(9,942)
(500)	American Express Company	(3,764,000)	10/19/13	75.2800	(43,301)
(380)	AT&T Inc.	(1,349,236)	10/19/13	35.5062	(1,174)
(500)	AT&T Inc.	(1,700,340)	10/19/13	34.0068	(10,343)
(380)	Boeing Company	(4,613,960)	10/19/13	121.4200	(40,832)
(500)	Boeing Company	(5,439,000)	10/19/13	108.7800	(439,572)
(380)	Caterpillar Inc.	(3,401,190)	10/19/13	89.5050	(2,247)
(500)	Caterpillar Inc.	(4,230,500)	10/19/13	84.6100	(16,887)
(380)	Chevron Corporation	(4,862,054)	10/19/13	127.9488	(2,054)
(500)	Chevron Corporation	(6,190,000)	10/19/13	123.8000	(7,791)
(380)	Cisco Systems, Inc.	(953,800)	10/19/13	25.1000	(3,623)
(500)	Cisco Systems, Inc.	(1,208,000)	10/19/13	24.1600	(3,635)
(380)	Coca-Cola Company	(1,523,800)	10/19/13	40.1000	(2,419)
(500)	Coca-Cola Company	(1,950,240)	10/19/13	39.0048	(2,358)
(380)	E.I. Du Pont de Nemours and Company	(2,338,520)	10/19/13	61.5400	(7,666)
(500)	E.I. Du Pont de Nemours and Company	(2,938,110)	10/19/13	58.7622	(27,525)
(380)	Exxon Mobil Corporation	(3,460,660)	10/19/13	91.0700	(3,072)
(500)	Exxon Mobil Corporation	(4,455,000)	10/19/13	89.1000	(1,289)
(380)	General Electric Company	(948,100)	10/19/13	24.9500	(4,039)
(500)	General Electric Company	(1,181,160)	10/19/13	23.6232	(21,277)
(380)	Goldman Sachs Group, Inc.	(6,503,320)	10/19/13	171.1400	(10,940)
(380)	Home Depot, Inc.	(3,043,040)	10/19/13	80.0800	(4,330)
(500)	Home Depot, Inc.	(3,722,500)	10/19/13	74.4500	(81,981)
(380)	Intel Corporation	(927,580)	10/19/13	24.4100	(5,035)
(500)	Intel Corporation	(1,153,110)	10/19/13	23.0622	(14,018)
(380)	International Business Machines Corporation (IBM)	(7,495,796)	10/19/13	197.2578	(13,731)
(500)	International Business Machines Corporation (IBM)	(9,391,650)	10/19/13	187.8330	(54,389)
(380)	Johnson & Johnson	(3,491,113)	10/19/13	91.8714	(3,004)
(500)	Johnson & Johnson	(4,439,040)	10/19/13	88.7808	(5,414)
(380)	JPMorgan Chase & Co.	(2,044,780)	10/19/13	53.8100	(13,135)
(500)	JPMorgan Chase & Co.	(2,657,610)	10/19/13	53.1522	(6,587)
(380)	McDonald’s Corporation	(3,795,440)	10/19/13	99.8800	(3,707)
(500)	McDonald’s Corporation	(4,878,660)	10/19/13	97.5732	(7,612)
(300)	Merck & Company Inc.	(1,455,300)	10/19/13	48.5100	(4,930)
(380)	Merck & Company Inc.	(1,870,558)	10/19/13	49.2252	(6,548)
(500)	Merck & Company Inc.	(2,423,000)	10/19/13	48.4600	(5,153)
(380)	Microsoft Corporation	(1,303,400)	10/19/13	34.3000	(11,333)
(500)	Microsoft Corporation	(1,593,240)	10/19/13	31.8648	(72,938)
(380)	Nike, Inc.	(2,693,820)	10/19/13	70.8900	(97,119)
(500)	Nike, Inc.	(3,545,500)	10/19/13	70.9100	(132,641)
(380)	Pfizer Inc.	(1,117,838)	10/19/13	29.4168	(3,157)
(500)	Pfizer Inc.	(1,442,000)	10/19/13	28.8400	(6,892)
(380)	Procter & Gamble Company	(3,105,360)	10/19/13	81.7200	(484)
(500)	Procter & Gamble Company	(3,934,000)	10/19/13	78.6800	(696)
(400)	SPDR Dow Jones Industrial Average	(6,160,000)	10/19/13	154.0000	(26,600)
(200)	Travelers Companies, Inc.	(1,785,200)	10/19/13	89.2600	(4,102)
(380)	Travelers Companies, Inc.	(3,368,244)	10/19/13	88.6380	(9,652)
(500)	Travelers Companies, Inc.	(4,113,660)	10/19/13	82.2732	(133,227)
(380)	United Technologies Corporation	(4,341,120)	10/19/13	114.2400	(9,120)
(500)	United Technologies Corporation	(5,287,680)	10/19/13	105.7536	(128,386)
(380)	UnitedHealth Group Incorporated	(2,745,880)	10/19/13	72.2600	(46,896)
(500)	UnitedHealth Group Incorporated	(3,776,040)	10/19/13	75.5208	(1,271)
(380)	Verizon Communications Inc.	(1,880,240)	10/19/13	49.4800	(2,430)
(500)	Verizon Communications Inc.	(2,378,500)	10/19/13	47.5700	(8,495)
(380)	Visa Inc.	(7,546,960)	10/19/13	198.6042	(42,416)
(380)	Wal-Mart Stores, Inc.	(2,953,740)	10/19/13	77.7300	(665)
(500)	Wal-Mart Stores, Inc.	(3,706,000)	10/19/13	74.1200	(21,260)
(380)	Walt Disney Company	(2,547,140)	10/19/13	67.0300	(9,182)
(500)	Walt Disney Company	(3,126,300)	10/19/13	62.5260	(104,109)
(26,800)	Total Call Options Written (premiums received $2,199,269)	$(204,230,382)			$(1,905,980)

Total Return Swaps outstanding:

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Receive	Pay	Date	Amount	(Depreciation) (3)
Citibank N.A.	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 5 basis points	6/25/14	$ 56,993,600	$1,697,060
HSBC Bank	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 5 basis points	6/25/14	56,993,600	1,697,060
				$113,987,200	$3,394,120

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$342,015,850	$ —	$ —	$342,015,850
Exchange-Traded Funds	6,039,600	—	—	6,039,600
Short-Term Investments:
U.S. Government and Agency Obligations	—	2,999,832	—	2,999,832
Repurchase Agreements	—	5,123,958	—	5,123,958
Derivatives:
Call Options Written	(26,600)	(1,879,380)	—	(1,905,980)
Total Return Swaps*	—	3,394,120	—	3,394,120
Total	$348,028,850	$9,638,530	$ —	$357,667,380

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $291,096,448.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 71,679,241
Depreciation	(6,596,449)
Net unrealized appreciation (depreciation) of investments	$ 65,082,792

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)          All percentages in the Portfolio of Investments are based on net assets.

(2)          Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)          Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)          For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

USD-LIBOR-BBA           United States Dollar - London Inter-Bank Offered Rate - British Bankers Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Enhanced Premium & Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: November 27, 2013